UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [  X   ]; Amendment Number;___3__
	This Amendment (Check only One.):	[ X ] is a restatement
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Nichols Asset Management, LLC
	27 Virginia Ridge Road
	Sudbury, MA  01776

Form 13F File Number:  28-14238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Patricia M. Nichols
Title:	Chief Compliance Officer/Partner
Phone:	978-440-8741


Signature, Place, and Date of Signing:



Patricia M. Nichols 	Sudbury, Massachusetts		November 8, 2011
  [Signature]               [City, State]                    [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all
holdings are reported by other reporting managers(s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F  SUMMARY  PAGE


Report Summary:  Nichols Asset Management, LLC

Number of Other Included Managers	________NONE______________

Form 13F Information Table Entry Total: _________123______________

Form 13F Information Table Value Total: ________$_134,074_________
					      ( thousands)


List of Other Included Managers:		NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------------------- -------- --------
3 M Corporation                                 88579Y101      551     7670 SH       Sole                    7070               600
Abbott Laboratories                             002824100      386     7555 SH       Sole                    7555
                                                               102     2000 SH       Defined                          2000
AboveNet Inc.                                   00374N107     1702    31745 SH       Sole                     375     2625    28745
American Public Education                       02913V103     1361    40025 SH       Sole                     500     3180    36345
Ann.inc                                         035623107     1694    74150 SH       Sole                     900     5990    67260
Apple Computer                                  037833100      191      500 SH       Sole                     500
                                                                57      150 SH       Defined                           150
Atlas Air Worldwide                             049164205     1505    45195 SH       Sole                     550     3515    41130
BASF AG - ADR                                   055262505      385     6234 SH       Sole                    6234
BP PLC                                          055622104      226     6278 SH       Sole                    6278
Balchem Corp                                    057665200     3389    90845 SH       Sole                    1125     7410    82310
Becton Dickenson & Co.                          075887109      286     3900 SH       Sole                    3900
Bio Scrip Inc                                   09069N108     1072   168530 SH       Sole                    2050    13670   152810
Bottom Line Technologies                        101388106     2688   133450 SH       Sole                    1650    10770   121030
Brigham Exploration Co.                         109178103     1813    71770 SH       Sole                     870     5800    65100
CVS Corporation                                 126650100      341    10137 SH       Sole                   10137
                                                                67     2000 SH       Defined                          2000
Canon Inc                                       138006309      201     4450 SH       Sole                    4450
Chevron                                         166764100      384     4147 SH       Sole                    3685               462
Chubb Corp.                                     171232101      346     5775 SH       Sole                    5775
Cisco System Inc                                17275R102      171    11030 SH       Sole                   11030
Coca-Cola Femsa SAB de CV                       191241108      223     2510 SH       Sole                    2510
Colgate Palmolive                               194162103      248     2800 SH       Sole                    2800
Costar Group Inc.                               22160N109     1687    32460 SH       Sole                     390     2625    29445
Costco                                          22160K105      416     5060 SH       Sole                    5060
Cyberonics Inc.                                 23251P102     2236    79020 SH       Sole                     950     6380    71690
DTS Inc                                         23335C101     2115    85160 SH       Sole                    1030     6880    77250
Dell Computer                                   247025109      204    14425 SH       Sole                   14425
Deluxe Co.                                      248019101     1608    86465 SH       Sole                    1050     6800    78615
Diamond Foods Inc.                              252603105     2890    36225 SH       Sole                     540     2920    32765
Dillards                                        254067101     2571    59125 SH       Sole                     750     4820    53555
Diodes                                          254543101     1570    87615 SH       Sole                    1100     7130    79385
Dow Jones Industrial Avg ETF                    252787106     1130    10378 SH       Sole                   10378
E M C Corp                                      268648102      896    42680 SH       Sole                   42680
                                                                65     3100 SH       Defined                          3100
EXXON                                           30231G102      149     2051 SH       Sole                    2051
                                                               102     1400 SH       Defined                          1400
Encore Capital Group                            292554102     1895    86725 SH       Sole                    1050     7100    78575
Entegris                                        29362U104     1988   311540 SH       Sole                    3850    27330   280360
Financial Engines                               317485100     1173    64780 SH       Sole                     800     5200    58780
Fresh Markets                                   35804h106     2187    57310 SH       Sole                     705     4650    51955
GILEAD Sciences Inc.                            375558103      337     8675 SH       Sole                    8675
General Electric                                369604103      355    23300 SH       Sole                   22100              1200
General Mills                                   370334104      367     9540 SH       Sole                    8540              1000
GeoEye, Inc.                                    37250w108     1467    51730 SH       Sole                     625     3890    47215
HMS Holdings                                    40425J101     3123   128025 SH       Sole                    1650    10380   115995
Healthcare Services Group                       421906108     2249   139342 SH       Sole                    1725    10935   126682
Hub Group Inc                                   443320106     1507    53310 SH       Sole                     650     4300    48360
I Shares Barclays 1-3 Credit B                  464288646     2182    20984 SH       Sole                   20984
I Shares S&P Preferred Index                    464288687     3946   110815 SH       Sole                  110815
IPC: The Hospitalist Company,                   44984A105     2603    72940 SH       Sole                     900     5630    66410
Insulet Corporation                             45784P101     1991   130440 SH       Sole                    1600    10600   118240
Intel Corp.                                     458140100      555    26017 SH       Sole                   26017
Intl Business Machines Corp.                    459200101      446     2550 SH       Sole                    2550
                                                               105      600 SH       Defined                           600
Johnson & Johnson                               478160104      383     6020 SH       Sole                    6020
Joy Global                                      481165108      241     3870 SH       Sole                    3870
Kemet Corp.                                     488360108     1111   155440 SH       Sole                    1900    12500   141040
Kimberly-Clark Corp                             494368103      299     4215 SH       Sole                    4215
Kinder Morgan Management, LLC                   49455U100      265     4516 SH       Sole                    4516
LSB Industries                                  502160104     1726    60210 SH       Sole                     750     4900    54560
Lehman High Yield Liq Bond Ind                  78464A417     4779   132055 SH       Sole                  132055
Life Time Fitness Inc.                          471109108     1572    42650 SH       Sole                     515     3450    38685
Littelfuse Inc.                                 537008104     1945    48380 SH       Sole                     550     3900    43930
Madden, Steven                                  556269108     2202    73163 SH       Sole                     877     6060    66226
Marsh & McLennan                                571748102      307    11560 SH       Sole                   11560
Masimo Corporation                              574795100     1624    75005 SH       Sole                     900     6100    68005
McDonalds Corp.                                 580135101      534     6080 SH       Sole                    6080
                                                               132     1500 SH       Defined                          1500
Microsoft                                       594918104      249    10000 SH       Sole                   10000
Microstrategy                                   594972408     2205    19330 SH       Sole                     240     1510    17580
Monroe Muffler                                  610236101     2790    84635 SH       Sole                    1050     6540    77045
NIC Inc.                                        62914B100     1604   140055 SH       Sole                    1700    11325   127030
NIKE                                            654106103      369     4315 SH       Sole                    4315
                                                                51      600 SH       Defined                           600
NSTAR                                           67019E107      350     7800 SH       Sole                    7800
National Grid                                   636274300      310     6245 SH       Sole                    6245
Nestle ADR                                      641069406      572    10367 SH       Sole                   10367
                                                               145     2625 SH       Defined                          2625
Novartis                                        66987v109      440     7895 SH       Sole                    7895
                                                                84     1500 SH       Defined                          1500
Novo-Nordisk ADR                                670100205      302     3030 SH       Sole                    3030
NxStage Medical, Inc.                           67072v103     2116   101445 SH       Sole                    1250     8050    92145
Oracle Systems                                  68389X105      418    14530 SH       Sole                   14530
Pepsi                                           713448108      328     5300 SH       Sole                    5300
                                                                62     1000 SH       Defined                          1000
Petroleum Developement Corp                     716578AB5     1424    73420 SH       Sole                     895     5940    66585
Polaris Industries                              731068102     1827    36570 SH       Sole                     440     2950    33180
Polypore International                          73179V103     1670    29550 SH       Sole                     360     2375    26815
Power Assets ADR                                438580300      255    33225 SH       Sole                   33225
Power Integrations Inc.                         739276103     1784    58285 SH       Sole                     710     4610    52965
Power Shares QQQ Trust - Nasda                  73935A104     1192    22711 SH       Sole                   22711
Procter & Gamble Co.                            742718109      284     4500 SH       Sole                    4500
Resolute Energy Corporation                     76116A108      782    68810 SH       Sole                     835     5565    62410
Rightnow Technologies                           74439H108     3039    91955 SH       Sole                    1150     7700    83105
SK Telecom                                      78440P108      180    12825 SH       Sole                   12825
SPDR Trust Series 1 S&P 500                     78462F103     1109     9798 SH       Sole                    9798
SXC Health Solutions                            78505P100     1739    31215 SH       Sole                     385     2545    28285
Siemens AG                                      826197501      241     2685 SH       Sole                    2685
Syngenta AG                                     87160A100      308     5930 SH       Sole                    5930
Sysco                                           871829107      266    10275 SH       Sole                   10275
TEVA Pharmaceutical                             881624209      398    10680 SH       Sole                   10680
                                                                52     1400 SH       Defined                          1400
Taiwan Semiconductor                            874039100      183    15971 SH       Sole                   15971
Tekelec                                         879101103     1252   207245 SH       Sole                    2500    16800   187945
Telefonica ADR                                  879382208      235    12290 SH       Sole                   12290
Tennant                                         880345103     2147    60690 SH       Sole                     750     4930    55010
Tetra Technologies Inc.                         88162f105     1571   203470 SH       Sole                    2450    16025   184995
Texas Roadhouse Inc.                            882681109     1765   133475 SH       Sole                    1650    10630   121195
Thermo Fisher Scientific                        883556102      274     5401 SH       Sole                    5401
Titan International                             88830M102      983    65525 SH       Sole                     795     5300    59430
Ultimate Software Group, Inc.                   90385D107     2360    50515 SH       Sole                    1600     3970    44945
Ultratech Inc.                                  904034105     1145    66765 SH       Sole                     810     5400    60555
United Technologies                             913017109      367     5220 SH       Sole                    5220
                                                                91     1300 SH       Defined                          1300
Wal-Mart Stores Inc.                            931142103      338     6520 SH       Sole                    6520
Wesco                                           95082p105     1674    49905 SH       Sole                     600     4000    45305
Worthington Industries                          981811102     1222    87460 SH       Sole                    1060     7070    79330
Wright Express                                  98233Q105     2135    56120 SH       Sole                     700     4510    50910
ZOLL Medical Corp.                              989922109     2565    67965 SH       Sole                     800     5340    61825
Zumiez, Inc                                     989817101     1544    88195 SH       Sole                    1075     7200    79920
iShares Dow Select Dividend                     464287168      658    13631 SH       Sole                   13631